Distribution Date:	07/17/25	CSAIL 2015-C2 Commercial Mortgage Trust
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20-22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25-28	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	29	Representative
			-
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12634NAQ1	1.454400%	64,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12634NAR9	2.850500%	30,615,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12634NAS7	3.231200%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12634NAT5	3.504000%	470,236,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12634NAU2	3.224100%	101,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12634NAX6	3.849000%	115,744,000.00	87,640,633.38	15,509,463.76	281,107.33	0.00	0.00	15,790,571.09	72,131,169.62	79.34%	21.62%
B	12634NAY4	4.090203%	82,732,000.00	82,732,000.00	0.00	330,284.78	0.00	0.00	330,284.78	82,732,000.00	55.64%	15.63%
C	12634NAZ1	4.090203%	55,228,000.00	55,228,000.00	0.00	497,722.72	0.00	0.00	497,722.72	55,228,000.00	39.83%	11.63%
D	12634NBA5	4.090203%	56,954,000.00	56,954,000.00	0.00	794,514.80	0.00	0.00	794,514.80	56,954,000.00	23.51%	7.50%
E	12634NAG3	3.225000%	36,243,000.00	36,243,000.00	0.00	138,265.34	0.00	0.00	138,265.34	36,243,000.00	13.13%	4.88%
F*	12634NAJ7	3.225000%	18,985,000.00	18,985,000.00	0.00	0.00	0.00	0.00	0.00	18,985,000.00	7.70%	3.50%
NR	12634NAL2	3.225000%	48,325,089.00	27,006,480.89	0.00	0.00	0.00	137,296.28	0.00	26,869,184.61	0.00%	0.00%
Z	12634NBC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12634NAN8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,380,701,089.00	364,789,114.27	15,509,463.76	2,041,894.97	0.00	137,296.28	17,551,358.73	349,142,354.23

X-A	12634NAV0	0.241203%	1,082,234,000.00	87,640,633.38	0.00	17,616.00	0.00	0.00	17,616.00	72,131,169.62
X-B	12634NAW8	0.000000%	82,732,000.00	82,732,000.00	0.00	0.00	0.00	0.00	0.00	82,732,000.00
X-E	12634NAA6	0.865203%	36,243,000.00	36,243,000.00	0.00	26,131.30	0.00	0.00	26,131.30	36,243,000.00
X-F	12634NAC2	0.865203%	18,985,000.00	18,985,000.00	0.00	13,688.23	0.00	0.00	13,688.23	18,985,000.00
X-NR	12634NAE8	0.865203%	48,325,089.00	27,006,480.89	0.00	19,471.74	0.00	0.00	19,471.74	26,869,184.61
Notional SubTotal			1,268,519,089.00	252,607,114.27	0.00	76,907.27	0.00	0.00	76,907.27	236,960,354.23

Deal Distribution Total					15,509,463.76	2,118,802.24	0.00	137,296.28	17,628,266.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12634NAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12634NAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12634NAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12634NAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12634NAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12634NAX6	757.19374983	133.99799350	2.42869894	0.00000000	0.00000000	0.00000000	0.00000000	136.42669244	623.19575632
B	12634NAY4	1,000.00000000	0.00000000	3.99222526	(0.58372274)	0.00000000	0.00000000	0.00000000	3.99222526	1,000.00000000
C	12634NAZ1	1,000.00000000	0.00000000	9.01214456	(5.60364181)	0.00000000	0.00000000	0.00000000	9.01214456	1,000.00000000
D	12634NBA5	1,000.00000000	0.00000000	13.95011413	(10.54161148)	0.00000000	0.00000000	0.00000000	13.95011413	1,000.00000000
E	12634NAG3	1,000.00000000	0.00000000	3.81495296	(1.12745303)	6.97846067	0.00000000	0.00000000	3.81495296	1,000.00000000
F	12634NAJ7	1,000.00000000	0.00000000	0.00000000	2.68750013	10.79341375	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	12634NAL2	558.85010145	0.00000000	0.00000000	1.50190970	78.66823980	0.00000000	2.84109730	0.00000000	556.00900414
Z	12634NBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12634NAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12634NAV0	80.98122345	0.00000000	0.01627744	0.00000000	0.00000000	0.00000000	0.00000000	0.01627744	66.65025274
X-B	12634NAW8	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	12634NAA6	1,000.00000000	0.00000000	0.72100268	0.00000000	0.00000000	0.00000000	0.00000000	0.72100268	1,000.00000000
X-F	12634NAC2	1,000.00000000	0.00000000	0.72100237	0.00000000	0.00000000	0.00000000	0.00000000	0.72100237	1,000.00000000
X-NR	12634NAE8	558.85010145	0.00000000	0.40293232	0.00000000	0.00000000	0.00000000	0.00000000	0.40293232	556.00900414

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/25 - 06/30/25	30	0.00	17,616.00	0.00	17,616.00	0.00	0.00	0.00	17,616.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	06/01/25 - 06/30/25	30	0.00	26,131.30	0.00	26,131.30	0.00	0.00	0.00	26,131.30	0.00
X-F	06/01/25 - 06/30/25	30	0.00	13,688.23	0.00	13,688.23	0.00	0.00	0.00	13,688.23	0.00
X-NR	06/01/25 - 06/30/25	30	0.00	19,471.74	0.00	19,471.74	0.00	0.00	0.00	19,471.74	0.00
A-S	06/01/25 - 06/30/25	30	0.00	281,107.33	0.00	281,107.33	0.00	0.00	0.00	281,107.33	0.00
B	06/01/25 - 06/30/25	30	48,128.50	281,992.24	0.00	281,992.24	(48,292.55)	0.00	0.00	330,284.78	0.00
C	06/01/25 - 06/30/25	30	308,426.66	188,244.78	0.00	188,244.78	(309,477.93)	0.00	0.00	497,722.72	0.00
D	06/01/25 - 06/30/25	30	598,347.47	194,127.86	0.00	194,127.86	(600,386.94)	0.00	0.00	794,514.80	0.00
E	06/01/25 - 06/30/25	30	292,995.20	97,403.06	0.00	97,403.06	(40,862.28)	0.00	0.00	138,265.34	252,920.35
F	06/01/25 - 06/30/25	30	153,478.30	51,022.19	0.00	51,022.19	51,022.19	0.00	0.00	0.00	204,912.96
NR	06/01/25 - 06/30/25	30	3,719,074.76	72,579.92	0.00	72,579.92	72,579.92	0.00	0.00	0.00	3,801,649.69
Totals			5,120,450.89	1,243,384.65	0.00	1,243,384.65	(875,417.59)	0.00	0.00	2,118,802.24	4,259,483.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	17,628,266.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,247,556.30	Master Servicing Fee	950.95
Interest Reductions due to Nonrecoverability Determination	(445,157.22)	Certificate Administrator Fee	732.37
Interest Adjustments	1,380,313.22	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	152.00
ARD Interest	0.00	Operating Advisor Fee	455.99
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,182,712.30	Total Fees	2,501.31

Principal		Expenses/Reimbursements
Scheduled Principal	15,432,582.94	Reimbursement for Interest on Advances	314.49
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	(111,695.83)	Special Servicing Fees (Monthly)	59,740.61
Collection of Principal after Maturity Date	111,695.83	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,353.64
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	213,075.75	Rating Agency Expenses	0.00
Principal Adjustments	1,101.35	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	137,296.28
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	15,646,760.04	Total Expenses/Reimbursements	198,705.02

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,118,802.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	15,509,463.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	17,628,266.00
Total Funds Collected	17,829,472.34	Total Funds Distributed	17,829,472.33

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	364,789,114.27	364,789,114.27	Beginning Certificate Balance	364,789,114.27
(-) Scheduled Principal Collections	15,432,582.94	15,432,582.94	(-) Principal Distributions	15,509,463.76
(-) Unscheduled Principal Collections	213,075.75	213,075.75	(-) Realized Losses	137,296.28
(-) Principal Adjustments (Cash)	1,101.35	1,101.35	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	137,296.28
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	349,142,354.23	349,142,354.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	365,419,628.31	365,419,628.31	Ending Certificate Balance	349,142,354.23
Ending Actual Collateral Balance	349,939,538.55	349,939,538.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,493,963.69	0.00	UC / (OC) Change	0.00
Current Period Advances	137,296.28	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,631,259.97	0.00	Net WAC Rate	4.09%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	5	12,175,327.95	3.49%	(3)	4.3772	1.303899	1.25 or less	8	119,687,556.81	34.28%	(3)	4.4573	0.943735
5,000,000 to 9,999,999	3	22,925,794.29	6.57%	(3)	4.1781	1.003556	1.26 to 1.50	3	25,370,644.72	7.27%	(2)	4.2595	1.279270
10,000,000 to 19,999,999	7	108,955,439.27	31.21%	(5)	4.2137	1.547382	1.51 to 1.75	2	27,896,514.72	7.99%	(7)	4.0427	1.642642
20,000,000 to 24,999,999	2	41,565,694.75	11.91%	(2)	4.5023	1.134303	1.76 to 2.00	1	16,373,591.11	4.69%	(2)	4.2900	1.832300
25,000,000 to 49,999,999	2	71,556,955.34	20.50%	(3)	4.1502	1.568079	2.01 to 2.25	3	144,622,032.05	41.42%	(5)	3.8220	2.169355
50,000,000 or greater	1	91,963,142.63	26.34%	(4)	3.8000	2.215900	2.26 to 2.50	2	14,233,230.82	4.08%	(3)	4.2720	2.320343
Totals	20	349,142,354.23	100.00%	(4)	4.1295	1.634332	2.51 to 2.75	1	958,784.00	0.27%	(4)	3.8000	2.730000
							2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	20	349,142,354.23	100.00%	(4)	4.1295	1.634332
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
California	3	79,494,951.96	22.77%	(3)	4.4230	1.368405
							Lodging	1	38,556,955.34	11.04%	(2)	4.4500	1.164600
Connecticut	3	44,417,129.23	12.72%	(5)	3.9483	1.772092
							Mobile Home Park	2	16,373,591.11	4.69%	(2)	4.2900	1.832300
Florida	2	29,294,588.60	8.39%	(3)	4.4124	1.430930
							Office	6	67,765,483.25	19.41%	(3)	4.4976	1.299514
Georgia	1	2,504,790.89	0.72%	(2)	4.4100	1.251500
							Retail	17	226,446,324.53	64.86%	(5)	3.9531	1.797324
Kansas	3	10,393,359.50	2.98%	(2)	4.1900	1.277800
							Totals	26	349,142,354.23	100.00%	(4)	4.1295	1.634332
Louisiana	1	8,238,797.73	2.36%	(2)	4.0600	0.148600
Maryland	2	95,000,000.00	27.21%	(4)	3.8000	2.215900
Michigan	1	3,095,629.41	0.89%	(3)	4.8600	(0.211700)
Minnesota	1	8,740,758.34	2.50%	(2)	4.0025	1.708700
Missouri	2	22,734,823.28	6.51%	(8)	4.0813	1.559809
North Carolina	1	2,579,266.28	0.74%	(2)	4.6600	1.317800
Ohio	2	6,314,161.15	1.81%	(2)	4.1900	1.277800
Pennsylvania	1	5,946,238.22	1.70%	(4)	4.6000	1.151600
Texas	3	30,387,859.64	8.70%	(2)	4.2070	1.459344
Totals	26	349,142,354.23	100.00%	(4)	4.1295	1.634332

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	5	148,617,673.42	42.57%	(5)	3.8214	2.178298	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	5	70,436,168.53	20.17%	(4)	4.1005	1.239640	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	6	97,188,271.17	27.84%	(3)	4.4085	1.324730	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	2	8,525,504.50	2.44%	(3)	4.6182	1.201881	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	2	24,374,736.61	6.98%	(2)	4.8076	0.843930	49 months or greater	20	349,142,354.23	100.00%	(4)	4.1295	1.634332
	5.0001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	20	349,142,354.23	100.00%	(4)	4.1295	1.634332
	Totals	20	349,142,354.23	100.00%	(4)	4.1295	1.634332
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	20	349,142,354.23	100.00%	(4)	4.1295	1.634332	Interest Only	4	128,958,784.00	36.94%	(4)	3.8000	2.179624
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	16	220,183,570.23	63.06%	(4)	4.3224	1.314961
	Totals	20	349,142,354.23	100.00%	(4)	4.1295	1.634332	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	20	349,142,354.23	100.00%	(4)	4.1295	1.634332
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		2	3,995,641.37	1.14%	(4)	3.8000	2.501987	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	12	253,093,825.98	72.49%	(3)	4.1639	1.532770	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	3	63,352,129.83	18.15%	(5)	3.9850	1.954766	Totals	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	3	28,700,757.05	8.22%	(7)	4.1910	1.701846
	Totals	20	349,142,354.23	100.00%	(4)	4.1295	1.634332
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303821001	RT	Wheaton	MD	Actual/360	3.800%	1,184,280.92	0.00	0.00	N/A	03/01/25	--	91,963,142.63	91,963,142.63	07/01/25
1A	303831001				Actual/360	3.800%	39,107.98	0.00	0.00	N/A	03/01/25	--	3,036,857.37	3,036,857.37	07/01/25
4	303821004	LO	Los Angeles	CA	Actual/360	4.450%	143,347.08	98,437.93	0.00	N/A	05/06/25	--	38,655,393.27	38,556,955.34	07/06/25
5	303821005	RT	Trumbull	CT	Actual/360	3.800%	104,500.00	0.00	0.00	N/A	03/01/25	--	33,000,000.00	33,000,000.00	02/01/25
5A	303821105	RT	Trumbull	CT	Actual/360	3.800%	3,036.15	0.00	0.00	N/A	03/01/25	--	958,784.00	958,784.00	02/01/25
11	303821011	OF	Bakersfield	CA	Actual/360	4.800%	85,316.62	50,047.04	0.00	N/A	05/06/25	--	21,329,154.24	21,279,107.20	07/06/25
15	303821015	RT	Various	Various	Actual/360	4.190%	71,133.33	85,727.96	0.00	05/06/25	05/06/45	--	20,372,315.51	20,286,587.55	07/06/25
17	303821017	RT	Eureka	CA	Actual/360	3.962%	0.00	0.00	0.00	N/A	11/06/24	--	19,658,889.42	19,658,889.42	01/06/25
18	303821018	RT	Chesterfield	MO	Actual/360	4.061%	64,971.16	42,813.92	0.00	N/A	10/06/24	--	19,198,570.30	19,155,756.38	07/06/25
19	302691113	OF	Boca Raton	FL	Actual/360	4.420%	66,810.86	40,479.46	0.00	N/A	04/06/25	--	18,138,694.61	18,098,215.15	03/06/25
20	623100208	MH	Houston	TX	Actual/360	4.290%	58,688.03	42,640.28	0.00	N/A	05/06/25	--	16,416,231.39	16,373,591.11	06/06/25
24	303821024	RT	Beaumont	TX	Actual/360	4.110%	48,090.98	26,894.71	0.00	N/A	04/06/25	--	14,041,163.24	14,014,268.53	07/06/25
26	303821026	OF	New York	NY	Actual/360	3.500%	43,750.00	15,000,000.00	0.00	N/A	05/06/25	--	15,000,000.00	0.00	07/06/25
30	303821030	OF	Altamonte Springs	FL	Actual/360	4.400%	41,159.51	28,947.02	0.00	N/A	04/06/25	--	11,225,320.47	11,196,373.45	06/06/25
32	625100129	RT	Torrington	CT	Actual/360	4.430%	158,025.67	107,312.57	0.00	N/A	12/05/24	--	10,565,657.80	10,458,345.23	07/05/25
40	303821040	OF	Eagan	MN	Actual/360	4.003%	28,360.25	92,201.79	1,101.35	05/06/25	03/06/26	--	8,832,960.13	8,740,758.34	07/06/25
42	623100200	RT	Chalmette	LA	Actual/360	4.060%	0.00	0.00	0.00	N/A	05/06/25	--	8,238,797.73	8,238,797.73	03/06/25
54	625100151	OF	Philadelphia	PA	Actual/360	4.600%	22,851.73	15,083.95	0.00	N/A	03/05/25	--	5,961,322.17	5,946,238.22	05/05/25
91	303821091	RT	Saginaw	MI	Actual/360	4.860%	0.00	0.00	0.00	N/A	04/06/25	--	3,095,629.41	3,095,629.41	07/06/20
94	303821094	OF	Savannah	GA	Actual/360	4.410%	9,240.97	9,759.44	0.00	N/A	05/06/25	--	2,514,550.33	2,504,790.89	06/06/25
99	625100160	RT	Jacksonville	NC	Actual/360	4.660%	10,041.06	6,413.97	0.00	N/A	05/05/25	--	2,585,680.25	2,579,266.28	04/05/25
Totals							2,182,712.30	15,646,760.04	1,101.35				364,789,114.27	349,142,354.23
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,150,572.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,781,134.40	4,141,990.56	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	14,279,090.00	3,278,146.09	01/01/24	03/31/24	--	0.00	0.00	104,222.25	519,687.66	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	3,028.08	15,601.34	0.00	0.00
11	1,535,989.62	485,319.97	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,985,424.00	496,357.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	6,006,274.00	3,081,624.00	01/01/20	06/30/20	05/12/25	10,720,354.50	0.00	0.00	0.00	0.00	0.00
18	8,968,445.00	8,893,980.48	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,199,557.67	0.00	--	--	--	0.00	0.00	107,137.65	428,852.94	0.00	0.00
20	1,931,943.92	563,877.13	01/01/25	03/31/25	--	0.00	0.00	194,825.73	194,825.73	0.00	0.00
24	1,401,706.94	254,935.86	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,414,553.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,892,178.17	1,021,868.45	01/01/24	06/30/24	--	0.00	0.00	70,059.76	70,059.76	0.00	0.00
32	787,575.00	0.00	--	--	02/11/25	4,385,164.07	0.00	0.00	0.00	0.00	0.00
40	1,012,206.96	259,376.56	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	524,949.55	185,136.41	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	569,381.67	0.00	--	--	10/12/21	0.00	0.00	75,062.09	75,062.09	0.00	0.00
91	237,851.00	2,067.50	01/01/22	06/30/22	01/13/25	1,893,860.73	232,764.30	0.00	0.00	0.00	137,296.28
94	295,594.52	75,454.03	01/01/25	03/31/25	--	0.00	0.00	18,989.93	18,989.93	0.00	0.00
99	372,962.23	0.00	--	--	--	0.00	0.00	16,433.27	43,277.36	0.00	0.00
Totals	69,347,390.43	22,740,134.04				16,999,379.30	232,764.30	589,758.76	1,366,356.81	0.00	137,296.28

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	303821015	27,379.92	Partial Liquidation (Curtailment)	0.00	0.00
18	303821018	4,383.26	Partial Liquidation (Curtailment)	0.00	0.00
32	625100129	107,312.57	Partial Liquidation (Curtailment)	0.00	0.00
40	303821040	74,000.00	Partial Liquidation (Curtailment)	0.00	0.00
Totals		213,075.75		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	0	0.00	3	53,617,673.42	1	3,095,629.41	0	0.00	4	213,075.75	0	0.00	4.129461%	3.970620%	(4)
06/17/25	0	0.00	0	0.00	0	0.00	3	53,617,673.42	1	3,095,629.41	0	0.00	0	0.00	1	7,301,459.29	4.103926%	3.951300%	(3)
05/16/25	0	0.00	0	0.00	0	0.00	1	19,658,889.42	1	3,095,629.41	0	0.00	0	0.00	0	0.00	4.118436%	3.996334%	(2)
04/17/25	0	0.00	1	8,238,797.73	0	0.00	1	19,658,889.42	1	3,095,629.41	0	0.00	1	9,998.09	1	14,045,303.37	4.189740%	4.101353%	0
03/17/25	1	8,238,797.73	0	0.00	1	3,095,629.41	1	19,700,977.40	0	0.00	0	0.00	1	23,978.73	2	10,675,456.94	4.183565%	4.141126%	1
02/18/25	0	0.00	0	0.00	1	3,095,629.41	0	0.00	0	0.00	0	0.00	1	6,569.26	5	22,023,965.47	4.198108%	4.168406%	2
01/17/25	0	0.00	0	0.00	1	3,095,629.41	0	0.00	0	0.00	0	0.00	0	0.00	2	6,469,819.84	4.196564%	4.170798%	3
12/17/24	1	7,406,099.17	0	0.00	1	3,095,629.41	0	0.00	0	0.00	1	21,376,163.09	0	0.00	3	10,761,082.30	4.178160%	4.149608%	3
11/18/24	1	7,423,622.69	0	0.00	1	3,102,347.78	0	0.00	0	0.00	0	0.00	0	0.00	1	2,760,421.01	4.190556%	4.165907%	4
10/18/24	0	0.00	0	0.00	1	3,108,621.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.192992%	4.168175%	5
09/17/24	1	21,472,452.29	0	0.00	1	3,115,287.05	0	0.00	0	0.00	0	0.00	0	0.00	1	65,000,000.00	4.193685%	4.168885%	6
08/16/24	0	0.00	0	0.00	1	3,121,506.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.183857%	4.164503%	7
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	303821005	02/01/25	4	5	104,222.25	519,687.66	0.00	33,000,000.00	03/03/25	2		05/09/25
5A	303821105	02/01/25	4	5	3,028.08	15,601.34	0.00	958,784.00	03/03/25	2		05/09/25
17	303821017	01/06/25	5	5	0.00	0.00	0.00	19,791,200.86	10/14/20	2		02/18/25
19	302691113	03/06/25	3	5	107,137.65	428,852.94	0.00	18,254,803.57	02/25/25	13
20	623100208	06/06/25	0	5	194,825.73	194,825.73	0.00	16,416,231.39
30	303821030	06/06/25	0	5	70,059.76	70,059.76	0.00	11,225,320.47	05/07/25	13
42	623100200	03/06/25	3	5	0.00	0.00	0.00	8,238,797.73	01/29/25	11
91	303821091	07/06/20	59	5	0.00	0.00	0.00	3,407,296.90	06/15/20	2			02/28/25
94	303821094	06/06/25	0	5	18,989.93	18,989.93	0.00	2,514,550.33
99	625100160	04/05/25	2	5	16,433.27	43,277.36	0.00	2,598,100.96	05/20/25	13
Totals					514,696.67	1,291,294.72	0.00	116,405,086.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		320,115,008	204,410,671	58,991,035		56,713,303
0 - 6 Months		0	0	0		0
7 - 12 Months		8,740,758	8,740,758	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		20,286,588	20,286,588	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	349,142,354	263,512,772	0	2,579,266	26,337,013	56,713,303
Jun-25	364,789,114	172,887,318	11,225,320	97,585,680	26,377,492	56,713,303
May-25	401,745,109	152,667,701	0	52,377,286	173,945,603	22,754,519
Apr-25	520,060,894	305,090,002	0	8,238,798	183,977,576	22,754,519
Mar-25	666,023,771	490,544,132	8,238,798	0	147,539,864	19,700,977
Feb-25	703,475,989	680,630,939	0	0	22,845,050	0
Jan-25	750,058,742	714,968,536	0	0	35,090,206	0
Dec-24	927,643,147	867,199,296	7,406,099	0	53,037,751	0
Nov-24	994,877,367	964,474,881	7,423,623	0	22,978,863	0
Oct-24	1,012,426,987	1,009,318,366	0	0	3,108,621	0
Sep-24	1,015,784,641	991,196,902	21,472,452	0	3,115,287	0
Aug-24	1,113,273,945	1,110,152,439	0	0	3,121,506	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	303821001	91,963,142.63	91,963,142.63	402,000,000.00	11/29/14	19,443,458.42	2.21590	12/31/24	03/01/25	I/O
1A	303831001	3,036,857.37	3,036,857.37	402,000,000.00	11/29/14	23,717,330.00	2.43000	05/20/15	03/01/25	I/O
5	303821005	33,000,000.00	33,000,000.00	262,000,000.00	11/30/14	2,983,779.84	2.03950	03/31/24	03/01/25	I/O
5A	303821105	958,784.00	958,784.00	262,000,000.00	11/30/14	17,184,190.00	2.73000	05/20/15	03/01/25	I/O
17	303821017	19,658,889.42	19,791,200.86	14,500,000.00	12/27/24	2,876,745.00	2.16960	06/30/20	11/06/24	237
18	303821018	19,155,756.38	19,155,756.38	98,800,000.00	08/15/24	8,841,252.48	1.61250	03/31/24	10/06/24	237
19	302691113	18,098,215.15	18,254,803.57	28,500,000.00	12/23/15	1,157,592.67	0.89910	12/31/24	04/06/25	237
30	303821030	11,196,373.45	11,225,320.47	20,490,000.00	03/16/15	963,530.45	2.29060	06/30/24	04/06/25	236
32	625100129	10,458,345.23	10,458,345.23	6,150,000.00	01/19/25	669,095.56	0.84050	12/31/24	12/05/24	232
42	623100200	8,238,797.73	8,238,797.73	13,200,000.00	02/13/15	60,939.41	0.14860	09/30/24	05/06/25	237
54	625100151	5,946,238.22	5,990,624.69	9,900,000.00	10/06/21	524,256.67	1.15160	12/31/21	03/05/25	235
91	303821091	3,095,629.41	3,407,296.90	3,050,000.00	12/01/24	(24,496.00)	(0.21170)	06/30/22	04/06/25	237
99	625100160	2,579,266.28	2,598,100.96	4,300,000.00	03/05/15	260,220.23	1.31780	12/31/24	05/05/25	237
Totals		227,386,295.27	228,079,030.79	1,526,890,000.00		78,657,894.73

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	303821001	RT	MD	03/14/25	4
1A	303831001	Various	Various	03/14/25	4
5	303821005	RT	CT	03/03/25	2
5A	303821105	RT	CT	03/03/25	2
17	303821017	RT	CA	10/14/20	2
18	303821018	RT	MO	08/29/24	1

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
19	302691113	OF	FL	02/25/25	13
30	303821030	OF	FL	05/07/25	13
32	625100129	RT	CT	12/12/24	2
42	623100200	RT	LA	01/29/25	11
54	625100151	OF	PA	05/13/25	13
91	303821091	RT	MI	06/15/20	2

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
99	625100160	RT	NC	05/20/25	13

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	303821011	0.00	4.80000%	0.00	4.80000%	9	11/15/24	11/19/24	--
13	303821013	22,903,527.53	4.77000%	22,903,527.53	4.77000%	10	04/22/20	05/06/20	06/11/20
14	623100196	24,324,300.51	4.13000%	24,324,300.51	4.13000%	10	06/24/20	06/05/20	08/11/20
23	303821023	0.00	4.28500%	0.00	4.28500%	10	10/30/21	10/30/21	--
24	303821024	0.00	4.11000%	0.00	4.11000%	10	10/30/20	10/06/20	12/11/20
49	303821049	7,960,183.47	4.56800%	7,960,183.47	4.56800%	10	08/03/20	08/06/20	09/11/20
54	625100151	0.00	4.60000%	0.00	4.60000%	10	04/30/21	04/30/21	--
Totals		55,188,011.51		55,188,011.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	303821006	06/17/22	27,693,019.12	17,700,000.00	19,823,782.69	6,261,680.23	19,823,782.69	13,562,102.46	14,130,916.66	0.00	1,012,349.19	13,118,567.47	38.58%
23	303821023	04/17/25	14,079,799.30	22,000,000.00	14,233,233.59	153,434.29	14,233,233.59	14,079,799.30	0.00	0.00	0.00	0.00	0.00%
36	303821038	04/18/22	9,326,703.65	8,000,000.00	8,496,689.77	1,169,016.97	8,496,689.77	7,327,672.80	1,999,030.85	0.00	175,669.46	1,823,361.39	16.91%
45	303821045	06/17/25	7,318,427.51	12,200,000.00	7,682,553.68	364,126.17	7,682,553.68	7,318,427.51	0.00	0.00	0.00	0.00	0.00%
68	303821068	01/18/18	5,724,893.22	9,370,000.00	8,232,990.29	1,088,409.47	8,232,990.29	7,144,580.82	0.00	0.00	(124.62)	124.62	0.00%
80	303821080	03/17/21	4,220,872.90	2,700,000.00	2,574,229.68	681,783.89	2,574,229.68	1,892,445.79	2,328,427.11	0.00	5,608.78	2,322,818.33	47.40%
111	303821111	01/17/19	2,020,620.93	3,300,000.00	2,447,852.20	111,243.00	2,447,852.20	2,336,609.20	0.00	0.00	(234,170.11)	234,170.11	11.42%
114	301880036	03/17/20	1,636,735.68	2,650,000.00	1,712,816.68	59,855.97	1,712,816.68	1,652,960.71	0.00	0.00	(400.00)	400.00	0.02%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			72,021,072.31	77,920,000.00	65,204,148.58	9,889,549.99	65,204,148.58	55,314,598.59	18,458,374.62	0.00	958,932.70	17,499,441.92

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/25	0.00	(62,599.50)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(62,431.71)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(58,260.11)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(58,103.96)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(57,948.22)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(57,588.18)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(51,406.37)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(51,270.55)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(51,133.13)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(50,996.07)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(50,859.39)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(50,737.34)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(50,601.35)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(50,465.73)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(50,330.46)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(50,195.56)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(50,061.02)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(49,926.85)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(49,793.03)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(49,659.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(49,484.37)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(49,359.97)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(49,227.67)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(49,095.73)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(48,964.13)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(48,832.90)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(49,170.05)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(51,772.09)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(51,648.35)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(51,509.92)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/18/23	0.00	(51,371.86)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(51,234.17)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(51,096.84)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(50,959.89)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(50,823.30)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(50,687.08)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(50,551.22)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(12,540.68)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(12,507.07)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(7,115.55)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(7,096.48)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(7,077.46)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(7,058.49)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(7,039.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(7,020.70)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(7,001.89)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(6,983.12)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(6,906.59)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(6,874.54)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(6,550.50)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(6,511.16)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(6,493.71)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(231.73)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(231.11)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(224.96)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(224.36)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(194.55)	0.00	0.00	0.00	0.00	0.00	0.00
		10/19/20	0.00	(189.80)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/20	0.00	(139.93)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/20	0.00	(131.90)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/20	0.00	(117.25)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/20	0.00	(116.94)	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/20	0.00	(43.01)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/20	0.00	(42.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/20	0.00	(2.16)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/20	0.00	(2.16)	0.00	0.00	0.00	0.00	0.00	0.00
6	303821006	08/16/24	0.00	0.00	13,118,567.47	0.00	0.00	(5,010.26)	0.00	0.00	13,118,567.47
		11/17/23	0.00	0.00	13,123,577.73	0.00	0.00	15,705.61	0.00	0.00
		10/17/23	0.00	0.00	13,107,872.12	0.00	0.00	(3,071.75)	0.00	0.00
		04/17/23	0.00	0.00	13,110,943.87	0.00	0.00	(1,019,972.79)	0.00	0.00
		06/17/22	0.00	0.00	14,130,916.66	0.00	0.00	14,130,916.66	0.00	0.00
23	303821023	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	303821038	12/17/24	0.00	0.00	1,823,361.39	0.00	0.00	(733.00)	0.00	0.00	1,823,361.39
		08/16/24	0.00	0.00	1,824,094.39	0.00	0.00	(315.02)	0.00	0.00
		05/17/23	0.00	0.00	1,824,409.41	0.00	0.00	(174,621.44)	0.00	0.00
		04/18/22	0.00	0.00	1,999,030.85	0.00	0.00	1,999,030.85	0.00	0.00
45	303821045	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	303821068	06/17/21	0.00	0.00	124.62	0.00	0.00	143.13	0.00	0.00	143.13
		01/17/19	0.00	0.00	(18.51)	0.00	(18.51)	0.00	0.00	0.00
		01/18/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
80	303821080	03/17/23	0.00	0.00	2,322,818.33	0.00	0.00	(5,608.78)	0.00	0.00	2,322,818.33
		03/17/21	0.00	0.00	2,328,427.11	0.00	0.00	2,328,427.11	0.00	0.00
111	303821111	08/17/21	0.00	0.00	234,170.11	0.00	0.00	21,567.15	0.00	0.00	234,170.11
		07/16/21	0.00	0.00	212,602.96	0.00	0.00	5,054.40	0.00	0.00
		06/17/21	0.00	0.00	207,548.56	0.00	0.00	113,878.00	0.00	0.00
		05/17/21	0.00	0.00	93,670.56	0.00	0.00	8,127.60	0.00	0.00
		03/17/21	0.00	0.00	85,542.96	0.00	0.00	1,379.60	0.00	0.00
		01/15/21	0.00	0.00	84,163.36	0.00	0.00	2,062.45	0.00	0.00
		11/18/20	0.00	0.00	82,100.91	0.00	0.00	10,894.40	0.00	0.00
		10/19/20	0.00	0.00	71,206.51	0.00	0.00	1,581.20	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
111	303821111	09/17/20	0.00	0.00	69,625.31	0.00	0.00	18,415.70	0.00	0.00
		08/17/20	0.00	0.00	51,209.61	0.00	0.00	2,853.63	0.00	0.00
		07/17/20	0.00	0.00	48,355.98	0.00	0.00	5,335.13	0.00	0.00
		05/15/20	0.00	0.00	43,020.85	0.00	0.00	27,065.16	0.00	0.00
		03/17/20	0.00	0.00	15,955.69	0.00	0.00	15,152.94	0.00	0.00
		01/17/20	0.00	0.00	802.75	0.00	0.00	802.75	0.00	0.00
		01/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
114	301880036	05/15/20	0.00	0.00	400.00	0.00	0.00	400.00	0.00	0.00	400.00
		03/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(62,599.50)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(2,036,827.90)	17,499,441.92	0.00	(18.51)	17,499,460.43	0.00	0.00	17,499,460.43

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	(1,184,280.92)	0.00	19,158.99	0.00	0.00	0.00	0.00	291,216.62	0.00	0.00	0.00	0.00
1A	(39,107.98)	0.00	632.68	0.00	0.00	0.00	0.00	9,616.72	0.00	0.00	0.00	0.00
5	0.00	0.00	6,875.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	199.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,353.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	26.59	0.00	0.00	0.00
17	0.00	0.00	4,095.60	0.00	0.00	0.00	0.00	64,907.10	0.00	0.00	0.00	0.00
18	0.00	0.00	3,999.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,778.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	287.90	0.00	0.00	0.00
32	(158,025.67)	0.00	3,500.00	0.00	0.00	0.00	0.00	39,004.89	0.00	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	27,874.60	0.00	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
91	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	12,537.30	0.00	0.00	0.00	0.00
99	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(1,381,414.57)	0.00	59,740.61	0.00	1,353.64	0.00	0.00	445,157.22	314.49	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(874,848.61)

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30